Offsetting, enforceable master netting arrangements and similar agreements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Offsetting, enforceable master netting arrangements and similar agreements
47 Offsetting, enforceable master netting arrangements and similar agreements
The following table only includes financial positions for which there is a recognized corresponding position that could be offset under a legally enforceable master netting arrangement or similar agreement. Aegon also enters into collateralized (reverse) repo or security lending and borrowing transaction, for which the collateral is not recognized on the balance sheet. For further information on the financial positions resulting from such transactions please refer to note 46. The table provides details relating to the effect, or potential effect, of netting arrangements, including rights to set-off,
associated with the entity’s recognized financial assets and recognized financial liabilities.

Financial assets subject		Gross amounts of	Net amounts of	Related amounts not set off in the
to offsetting, enforce-		recognized financial	financial assets	statements of financial position
able master netting	Gross amounts of	liabilities set off in	presented in the		Cash collateral
arrangements and	recognized	the statement of	statement of	Financial	received (excluding	Net
similar agreements	financial assets	financial position	financial position	instruments	surplus collateral)	amount

2019

Derivatives	11,220	-	11,220	8,261	2,837	122
At December 31	11,220	-	11,220	8,261	2,837	122

2018

Derivatives	7,650	-	7,650	4,840	2,689	120
At December 31	7,650	-	7,650	4,840	2,689	120

Financial liabilities		Gross amounts of	Net amounts of	Related amounts not set off in the
subject to offsetting,		recognized financial	financial liabilities	statements of financial position
enforceable master	Gross amounts of	assets set off in the	presented in the		Cash collateral
netting arrangements	recognized	statement of	statement of	Financial	pledged (excluding	Net
and similar agreements	financial liabilities	financial position	financial position	instruments	surplus collateral)	amount

2019

Derivatives	8,556	-	8,556	8,433	43	80
At December 31	8,556	-	8,556	8,433	43	80

2018

Derivatives	4,734	-	4,734	4,705	7	22
At December 31	4,734	-	4,734	4,705	7	22
Financial assets and liabilities are offset in the statement of financial position when the Group has a legally enforceable right to offset and has the intention to settle the asset and liability on a net basis, or to realize the asset and settle the liability simultaneously. As shown in the second column there are no financial assets and liabilities offset in 2019 and 2018.
The line Derivatives includes derivatives for general account and for account of policyholder.
Aegon mitigates credit risk in derivative contracts by entering into collateral agreements, where practical, and in ISDA master netting agreements for each of the Aegon’s legal entities to facilitate Aegon’s right to offset credit risk exposure. The credit support agreement will normally dictate the threshold over which collateral needs to be pledged by Aegon or its counterparty. Transactions requiring Aegon or its counterparty to post collateral are typically the result of over-the-counter
derivative trades, comprised mostly of interest rate swaps, currency swaps and credit swaps. These transactions are conducted under terms that are usual and customary to standard long-term borrowing, derivative, securities lending and securities borrowing activities, as well as requirements determined by exchanges where the bank acts as intermediary.